SHAREHOLDERS' EQUITY - Schedule of stock option exercise prices (Details)	12 Months Ended
Feb. 29, 2016 CAD / shares shares
Options Outstanding
Quantity of options | shares	276,728
Weighted average remaining contractual life (in years)	3 years 7 months 6 days
Weighted average exercise price	CAD 32.82
Options Exercisable
Quantity of options | shares	138,181
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price	CAD 44.28
$3.00 to $3.25
Exercise Price
Exercise Price, Low	3.00
Exercise Price, High	CAD 3.25
Options Outstanding
Quantity of options | shares	102,737
Weighted average remaining contractual life (in years)	4 years 8 months 23 days
Weighted average exercise price	CAD 3.00
Options Exercisable
Quantity of options | shares	51,616
Weighted average remaining contractual life	4 years 8 months 23 days
Weighted average exercise price	CAD 3.00
$3.26 to $16.88
Exercise Price
Exercise Price, Low	3.26
Exercise Price, High	CAD 16.88
Options Outstanding
Quantity of options | shares	4,017
Weighted average remaining contractual life (in years)	4 years 8 months 23 days
Weighted average exercise price	CAD 3.97
Options Exercisable
Quantity of options | shares	969
Weighted average remaining contractual life	4 years 10 months 10 days
Weighted average exercise price	CAD 3.50
$16.89 to $21.00
Exercise Price
Exercise Price, Low	16.89
Exercise Price, High	CAD 21.00
Options Outstanding
Quantity of options | shares	50,016
Weighted average remaining contractual life (in years)	4 years 2 months 19 days
Weighted average exercise price	CAD 19.25
$21.01 to $46.88
Exercise Price
Exercise Price, Low	21.01
Exercise Price, High	CAD 46.88
Options Outstanding
Quantity of options | shares	19,764
Weighted average remaining contractual life (in years)	2 years 9 months 11 days
Weighted average exercise price	CAD 30.54
Options Exercisable
Quantity of options | shares	17,567
Weighted average remaining contractual life	2 years 8 months 27 days
Weighted average exercise price	CAD 30.55
$46.89 to $52.88
Exercise Price
Exercise Price, Low	46.89
Exercise Price, High	CAD 52.88
Options Outstanding
Quantity of options | shares	15,589
Weighted average remaining contractual life (in years)	2 years 5 months 9 days
Weighted average exercise price	CAD 51.80
Options Exercisable
Quantity of options | shares	10,244
Weighted average remaining contractual life	2 years 4 months 24 days
Weighted average exercise price	CAD 51.81
$52.89 to $54.88
Exercise Price
Exercise Price, Low	52.89
Exercise Price, High	CAD 54.88
Options Outstanding
Quantity of options | shares	33,245
Weighted average remaining contractual life (in years)	3 years 4 months 13 days
Weighted average exercise price	CAD 53.75
Options Exercisable
Quantity of options | shares	14,579
Weighted average remaining contractual life	3 years 4 months 13 days
Weighted average exercise price	CAD 53.75
$54.89 to $62.13
Exercise Price
Exercise Price, Low	54.89
Exercise Price, High	CAD 62.13
Options Outstanding
Quantity of options | shares	21,677
Weighted average remaining contractual life (in years)	2 years 2 months 9 days
Weighted average exercise price	CAD 56.00
Options Exercisable
Quantity of options | shares	15,287
Weighted average remaining contractual life	2 years 2 months 9 days
Weighted average exercise price	CAD 56.00
$62.14 to $79.25
Exercise Price
Exercise Price, Low	62.14
Exercise Price, High	CAD 79.25
Options Outstanding
Quantity of options | shares	16,705
Weighted average remaining contractual life (in years)	1 year 4 months 28 days
Weighted average exercise price	CAD 73.32
Options Exercisable
Quantity of options | shares	14,941
Weighted average remaining contractual life	1 year 4 months 24 days
Weighted average exercise price	CAD 73.35
$79.26 to $169.25
Exercise Price
Exercise Price, Low	79.26
Exercise Price, High	CAD 169.25
Options Outstanding
Quantity of options | shares	12,978
Weighted average remaining contractual life (in years)	2 months 19 days
Weighted average exercise price	CAD 166.23
Options Exercisable
Quantity of options | shares	12,978
Weighted average remaining contractual life	2 months 19 days
Weighted average exercise price	CAD 166.23